Shareholder Report		6 Months Ended	12 Months Ended
		Apr. 30, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		AMERICAN BEACON FUNDS
Entity Central Index Key		0000809593
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
C000089421
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		A
Trading Symbol		ABFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent	[1]	1.17%
AssetsNet		$ 101,292,905
Holdings Count | Holding		386
Advisory Fees Paid, Amount		$ 276,957
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004802
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		Advisor
Trading Symbol		ABLSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 65
Expense Ratio, Percent	[2]	1.33%
AssetsNet		$ 101,292,905
Holdings Count | Holding		386
Advisory Fees Paid, Amount		$ 276,957
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092338
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		C
Trading Symbol		ABCCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 94
Expense Ratio, Percent	[3]	1.93%
AssetsNet		$ 101,292,905
Holdings Count | Holding		386
Advisory Fees Paid, Amount		$ 276,957
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002090
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		Investor
Trading Symbol		AABPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent	[4]	1.16%
AssetsNet		$ 101,292,905
Holdings Count | Holding		386
Advisory Fees Paid, Amount		$ 276,957
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002089
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		R5
Trading Symbol		AADBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent	[5]	0.86%
AssetsNet		$ 101,292,905
Holdings Count | Holding		386
Advisory Fees Paid, Amount		$ 276,957
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000085576
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		Y
Trading Symbol		ACBYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent	[6]	0.93%
AssetsNet		$ 101,292,905
Holdings Count | Holding		386
Advisory Fees Paid, Amount		$ 276,957
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,292,905
# of Portfolio Holdings	386
Portfolio Turnover Rate	14%
Total Management Fees Paid	$276,957

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	53.6
Corporate Obligations	13.3
U.S. Agency Mortgage-Backed Obligations	10.6
U.S. Treasury Obligations	9.0
Foreign Common Stocks	4.2
Foreign Corporate Obligations	3.4
Investment Companies	2.6
Asset-Backed Obligations	1.3
U.S. Government Agency Obligations	0.9
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.7
Materials	4.9
Communication Services	5.9
Consumer Staples	6.0
Utilities	6.8
Consumer Discretionary	8.3
Industrials	9.6
Energy	9.9
Information Technology	11.8
Health Care	14.2
Financials	19.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Media	2.1
U.S. Government Agency Obligations	2.3
Pharmaceuticals	2.8
Asset-Backed Obligations	3.2
Insurance	3.4
Computers	3.4
Banks	6.2
Electric	6.3
U.S. Treasury Obligations	23.0
U.S. Agency Mortgage-Backed Obligations	26.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 0.250%, Due 5/31/2025	2.1
F5, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
Bank of America Corp.	1.3
American International Group, Inc.	1.3
Elevance Health, Inc.	1.3
Workday, Inc., Class A	1.3
Wells Fargo & Co.	1.2
Entergy Corp.	1.2
Medtronic PLC	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000089428
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		A
Trading Symbol		AIEAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent	[7]	1.23%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004786
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Advisor
Trading Symbol		AAISX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent	[8]	1.29%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092345
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		C
Trading Symbol		AILCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 104
Expense Ratio, Percent	[9]	2.02%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004785
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Investor
Trading Symbol		AAIPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent	[10]	1.16%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004784
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R5
Trading Symbol		AAIEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent	[11]	0.81%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000185593
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		R6
Trading Symbol		AAERX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent	[12]	0.69%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000079124
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Y
Trading Symbol		ABEYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent	[13]	0.88%
AssetsNet		$ 547,607,579
Holdings Count | Holding		163
Advisory Fees Paid, Amount		$ 1,700,982
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$547,607,579
# of Portfolio Holdings	163
Portfolio Turnover Rate	25%
Total Management Fees Paid	$1,700,982

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	86.7
Common Stocks	9.7
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	0.6
Utilities	2.0
Energy	3.0
Communication Services	3.5
Materials	7.5
Consumer Staples	8.8
Health Care	10.6
Information Technology	11.4
Consumer Discretionary	13.9
Financials	18.2
Industrials	20.5

Top Ten Country Exposure - % Equities

Value	Value
Switzerland	2.4
Canada	2.6
China	3.1
Republic Of Korea	4.6
Netherlands	6.5
United States	9.7
Germany	9.9
Japan	11.9
France	15.6
United Kingdom	19.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Samsung Electronics Co. Ltd.	2.6
GSK PLC	2.3
Reckitt Benckiser Group PLC	2.2
Roche Holding AG	2.1
Barclays PLC	2.1
Prudential PLC	1.9
Sanofi SA	1.8
ING Groep NV	1.6
Societe Generale SA	1.6
British American Tobacco PLC	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000167880
Shareholder Report [Line Items]
Fund Name		Garcia Hamilton Quality Bond Fund
Class Name		Investor
Trading Symbol		GHQPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent	[14]	0.83%
AssetsNet		$ 257,903,100
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 387,889
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000167879
Shareholder Report [Line Items]
Fund Name		Garcia Hamilton Quality Bond Fund
Class Name		R5
Trading Symbol		GHQIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 23
Expense Ratio, Percent	[15]	0.45%
AssetsNet		$ 257,903,100
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 387,889
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000211731
Shareholder Report [Line Items]
Fund Name		Garcia Hamilton Quality Bond Fund
Class Name		R6
Trading Symbol		GHQRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent	[16]	0.41%
AssetsNet		$ 257,903,100
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 387,889
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000167881
Shareholder Report [Line Items]
Fund Name		Garcia Hamilton Quality Bond Fund
Class Name		Y
Trading Symbol		GHQYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent	[17]	0.51%
AssetsNet		$ 257,903,100
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 387,889
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,903,100
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Management Fees Paid	$387,889

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	49.5
U.S. Treasury Obligations	43.4
Corporate Obligations	7.1

Industry Allocation - % Investments

Value	Value
Media	2.1
Electric	2.4
Banks	2.6
U.S. Treasury Obligations	43.4
U.S. Agency Mortgage-Backed Obligations	49.5

Excludes cash.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 2/15/2034	13.4
U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.4
U.S. Treasury Notes, 1.875%, Due 2/15/2032	7.6
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.5
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.8
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000206040
Shareholder Report [Line Items]
Fund Name		IMC International Small Cap Fund
Class Name		Investor
Trading Symbol		TIVFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 65
Expense Ratio, Percent	[18]	1.33%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 89,694,909
Holdings Count | Holding		129
Advisory Fees Paid, Amount		$ 350,086
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$89,694,909
# of Portfolio Holdings	129
Portfolio Turnover Rate	117%
Total Management Fees Paid	$350,086

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	96.0
Securities Lending Collateral	2.1
Investment Companies	1.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.9
Consumer Staples	3.7
Communication Services	6.0
Health Care	7.6
Information Technology	9.0
Materials	11.3
Consumer Discretionary	13.9
Financials	20.4
Industrials	27.2

Top Ten Country Exposure - % Equities

Value	Value
India	4.2
Taiwan	4.4
Italy	4.8
United Kingdom	4.9
Sweden	5.0
Canada	5.7
Republic Of Korea	8.0
Australia	9.9
China	11.5
Japan	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

PharmaResearch Co. Ltd.	1.4
Hyundai Rotem Co. Ltd.	1.1
Next Vision Stabilized Systems Ltd.	1.1
Pop Mart International Group Ltd.	1.1
Van Lanschot Kempen NV	1.0
Scout24 SE	1.0
BPER Banca SpA	1.0
Sanki Engineering Co. Ltd.	1.0
Clas Ohlson AB, Class B	1.0
PAL GROUP Holdings Co. Ltd.	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Material Fund Change Name [Text Block]

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000206039
Shareholder Report [Line Items]
Fund Name		IMC International Small Cap Fund
Class Name		R5
Trading Symbol		TOVIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent	[19]	0.91%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 89,694,909
Holdings Count | Holding		129
Advisory Fees Paid, Amount		$ 350,086
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$89,694,909
# of Portfolio Holdings	129
Portfolio Turnover Rate	117%
Total Management Fees Paid	$350,086

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	96.0
Securities Lending Collateral	2.1
Investment Companies	1.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.9
Consumer Staples	3.7
Communication Services	6.0
Health Care	7.6
Information Technology	9.0
Materials	11.3
Consumer Discretionary	13.9
Financials	20.4
Industrials	27.2

Top Ten Country Exposure - % Equities

Value	Value
India	4.2
Taiwan	4.4
Italy	4.8
United Kingdom	4.9
Sweden	5.0
Canada	5.7
Republic Of Korea	8.0
Australia	9.9
China	11.5
Japan	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

PharmaResearch Co. Ltd.	1.4
Hyundai Rotem Co. Ltd.	1.1
Next Vision Stabilized Systems Ltd.	1.1
Pop Mart International Group Ltd.	1.1
Van Lanschot Kempen NV	1.0
Scout24 SE	1.0
BPER Banca SpA	1.0
Sanki Engineering Co. Ltd.	1.0
Clas Ohlson AB, Class B	1.0
PAL GROUP Holdings Co. Ltd.	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Material Fund Change Name [Text Block]

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000206041
Shareholder Report [Line Items]
Fund Name		IMC International Small Cap Fund
Class Name		Y
Trading Symbol		TOVYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$55	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 55
Expense Ratio, Percent	[20]	1.12%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 89,694,909
Holdings Count | Holding		129
Advisory Fees Paid, Amount		$ 350,086
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$89,694,909
# of Portfolio Holdings	129
Portfolio Turnover Rate	117%
Total Management Fees Paid	$350,086

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	96.0
Securities Lending Collateral	2.1
Investment Companies	1.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Energy	0.9
Consumer Staples	3.7
Communication Services	6.0
Health Care	7.6
Information Technology	9.0
Materials	11.3
Consumer Discretionary	13.9
Financials	20.4
Industrials	27.2

Top Ten Country Exposure - % Equities

Value	Value
India	4.2
Taiwan	4.4
Italy	4.8
United Kingdom	4.9
Sweden	5.0
Canada	5.7
Republic Of Korea	8.0
Australia	9.9
China	11.5
Japan	13.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

PharmaResearch Co. Ltd.	1.4
Hyundai Rotem Co. Ltd.	1.1
Next Vision Stabilized Systems Ltd.	1.1
Pop Mart International Group Ltd.	1.1
Van Lanschot Kempen NV	1.0
Scout24 SE	1.0
BPER Banca SpA	1.0
Sanki Engineering Co. Ltd.	1.0
Clas Ohlson AB, Class B	1.0
PAL GROUP Holdings Co. Ltd.	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Material Fund Change Name [Text Block]

The Board of Trustees of the American Beacon Funds, at the recommendation of American Beacon Advisors, Inc., has approved a change in the name of the American Beacon EAM International Small Cap Fund (the “Fund”) to the American Beacon IMC International Small Cap Fund to reflect a change in the name of the Fund’s sub-advisor from EAM Global Investors LLC to Global IMC LLC, and a change in the name of the sub-advisor’s direct majority owner from EAM Investors, LLC to The Informed Momentum Company LLC, effective February 24, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000089422
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		A
Trading Symbol		ALVAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent	[21]	0.99%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004803
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Advisor
Trading Symbol		AVASX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 54
Expense Ratio, Percent	[22]	1.11%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092339
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		C
Trading Symbol		ALVCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 84
Expense Ratio, Percent	[23]	1.72%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002970
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Investor
Trading Symbol		AAGPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent	[24]	0.95%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002969
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		R5
Trading Symbol		AADEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$31	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 31
Expense Ratio, Percent	[25]	0.64%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000185590
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		R6
Trading Symbol		AALRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 30
Expense Ratio, Percent	[26]	0.61%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000079122
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Y
Trading Symbol		ABLYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent	[27]	0.71%
AssetsNet		$ 3,132,381,483
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 9,163,466
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,132,381,483
# of Portfolio Holdings	169
Portfolio Turnover Rate	14%
Total Management Fees Paid	$9,163,466

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	90.3
Foreign Common Stocks	6.1
Investment Companies	3.4
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.4
Materials	4.0
Communication Services	4.0
Consumer Discretionary	6.4
Consumer Staples	6.5
Utilities	7.7
Energy	8.6
Information Technology	10.3
Industrials	12.0
Health Care	14.6
Financials	23.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Elevance Health, Inc.	1.9
Citigroup, Inc.	1.7
Exxon Mobil Corp.	1.7
F5, Inc.	1.6
Wells Fargo & Co.	1.6
Fidelity National Information Services, Inc.	1.5
Progressive Corp.	1.5
American International Group, Inc.	1.5
Cigna Group	1.5
Bank of America Corp.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000089424
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		A
Trading Symbol		ABSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 56
Expense Ratio, Percent	[28]	1.21%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000004770
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		Advisor
Trading Symbol		AASSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent	[29]	1.28%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000092341
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		C
Trading Symbol		ASVCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 90
Expense Ratio, Percent	[30]	1.95%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000004769
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		Investor
Trading Symbol		AVPAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent	[31]	1.13%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000004768
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		R5
Trading Symbol		AVFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$36	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent	[32]	0.79%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000180103
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		R6
Trading Symbol		AASRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent	[33]	0.76%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]
C000079123
Shareholder Report [Line Items]
Fund Name		Small Cap Value Fund
Class Name		Y
Trading Symbol		ABSYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$40	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent	[34]	0.86%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 3,520,924,033
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 14,783,348
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,520,924,033
# of Portfolio Holdings	421
Portfolio Turnover Rate	43%
Total Management Fees Paid	$14,783,348

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	92.5
Investment Companies	3.7
Foreign Common Stocks	3.5
Securities Lending Collateral	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Communication Services	1.9
Consumer Staples	3.0
Health Care	3.5
Utilities	4.1
Real Estate	6.0
Energy	6.5
Materials	7.3
Information Technology	11.1
Consumer Discretionary	11.3
Industrials	20.5
Financials	24.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.6
Avnet, Inc.	1.2
PotlatchDeltic Corp.	1.1
Renasant Corp.	0.9
Enerpac Tool Group Corp.	0.9
Texas Capital Bancshares, Inc.	0.8
Coherent Corp.	0.8
NOV, Inc.	0.8
Stagwell, Inc.	0.8
Ciena Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of American Beacon Funds (the “Trust”), at the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved a new investment advisory agreement among AmBeacon, Westwood Management Corp. (“Westwood”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”). Additionally, the Board has approved, at the recommendation of AmBeacon, the termination of Newton Investment Management North America, LLC (“NIMNA”) as sub-advisor to the Fund, effective March 7, 2025. Westwood began managing a portion of the assets of the Fund on March 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2024.
Accountant Change Statement [Text Block]

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